Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 22,504,068
Unrecognized tax positions that would impact the effective tax rate	0
Accrual for interest or penalties	0	$ 0
Interest and/or penalties recognized	0	$ 0
Canada Revenue Agency | Capital Loss Carryforward
Operating Loss Carryforwards [Line Items]
Tax carryforwards	64,743,505
Federal
Operating Loss Carryforwards [Line Items]
NOLs	110,288,344
NOLs subject to expiration	46,622,953
NOLs not subject to expiration	63,665,391
Research credit carryforwards	3,480,111
State
Operating Loss Carryforwards [Line Items]
NOLs	113,806,359
NOLs subject to expiration	113,678,291
NOLs not subject to expiration	128,068
Research credit carryforwards	2,073,709
Foreign
Operating Loss Carryforwards [Line Items]
Research credit carryforwards	940,180
Foreign | Australian Taxation Office
Operating Loss Carryforwards [Line Items]
NOLs not subject to expiration	233,321
Foreign | Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
NOLs not subject to expiration	$ 43,762,031